INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Apr. 30, 2023	Oct. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 5 – INTANGIBLE ASSETS

The following table sets forth the carrying amounts of intangible assets and goodwill including accumulated amortization as of April 30, 2023:

	Remaining Useful Life	Cost	Accumulated Amortization	Net Carrying Value
Trademarks and tradenames	13.5 years	$693,330	$(69,332)	$623,998
Patents, know-how and unpatented technology	13.5 years	710,060	(71,004)	639,056
Customer relationships	1.25 years	114,536	(66,057)	48,479
Total		1,517,926	(206,393)	1,311,533

	Remaining Useful Life	Cost	Impairment	Net Carrying Value
Goodwill	Indefinite	$4,523,040	$(914,091)	$3,608,949

The table below presents anticipated future amortization expense related to the Company’s intangible assets for each of the succeeding five fiscal years ending October 31;

2023	$131,738
2024	122,947
2025	93,559
2026	93,559
2027	93,559
Total	$535,362

During the three and six months ended April 30, 2023 and 2022, the Company recorded amortization expense of $32,934 and $65,868, and $9,544 and $19,088, respectively.

NOTE 5 - INTANGIBLE ASSETS

The following table sets forth the carrying amounts of intangible assets and goodwill including accumulated amortization as of October 31, 2022:

	Remaining Useful Life	Cost	Accumulated Amortization	Net Carrying Value
Trademarks and tradenames	14 years	$693,330	$(46,222)	$647,108
Patents, know-how and unpatented technology	14 years	710,060	(47,337)	662,723
Customer relationships	1.75 years	114,536	(46,966)	67,570
Total		1,517,926	(140,525)	1,377,401

	Remaining Useful Life	Cost	Impairment	Net Carrying Value
Goodwill	Indefinite	$4,523,040	$(914,091)	$3,608,949

The table below presents anticipated aggregate future amortization expense related to the Company’s intangible assets for each of the succeeding five fiscal years ending October 31:

2023	$131,738
2024	122,947
2025	93,559
2026	93,559
2027	93,559
Total	$535,362

During the fiscal years ended October 3, 2022 and 2021, the Company recorded amortization expense of $131,735 and $8,790, respectively.

During the fiscal year ended October 31, 2022 and 2021, the Company recorded impairment expense of $914,091 and $0, respectively. Impairment expenses recorded during 2022 related to the carrying value of the goodwill associated with the acquisition of Fitore on August 1, 2021. (Note 4).